SCHEDULE OF RECONCILIATION OF FAIR VALUE BALANCE OF FINANCIAL INSTRUMENTS (Details) - Level 1 of fair value hierarchy [member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Balance, beginning	$ 55,642
Purchases		55,240
Disposals	(53,077)
Gain	784	402
Balance, ending	$ 3,349	$ 55,642